Revenue - Summary of disaggregates revenue by timing of transfer of goods or services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenue	$ 4,503	$ 2,752	$ 8,468	$ 29,028	$ 34,835	$ 7,972
Transferred over time
Disaggregation of Revenue [Line Items]
Total Revenue	4,275	2,535	8,211	6,465	10,045	7,872
Transferred at a point in time
Disaggregation of Revenue [Line Items]
Total Revenue	$ 228	$ 217	$ 257	$ 22,563	$ 24,790	$ 100